SEGMENTED INFORMATION	12 Months Ended
Feb. 28, 2014
SEGMENTED INFORMATION [Abstract]
SEGMENTED INFORMATION

21. SEGMENTED INFORMATION

The Company operates in one operating segment - broadband wireless backhaul equipment.

The following table presents total net book value of property and equipment, intangible assets and goodwill by geographic location:

	For the Year Ended
	February 28, 2014		February 28, 2013
	Amount	%	Amount	%
Canada	1,785	11%	3,393	15%
United States	11,927	71%	11,928	53%
Malaysia	571	3%	847	4%
Luxembourg	1,381	8%	5,517	25%
Other	1,066	7%	457	3%
Total	16,730	100%	22,142	100%

The following table presents total revenues by geographic location:

	For the year ended
	February 28, 2014		February 28, 2013
	Amount	%	Amount	%
Canada	5,288	6%	6,402	5%
North America (excluding Canada)	19,035	21%	29,225	24%
Europe, Middle East, and Africa (excluding Finland)	11,330	13%	7,525	6%
Finland	38,140	42%	58,121	47%
India	9,093	10%	15,018	12%
Other	7,125	8%	7,586	6%
Total Revenue	90,011	100%	123,877	100%

The Company has shown revenue by the customers' purchasing entities' geographic location, except in cases where the geographic location of the product deployment is explicitly known.

During each of the periods presented revenue is comprised of:

	For the year ended
	February 28, 2014		February 28, 2013
	Amount	%	Amount	%

Product Sales	84,960	94%	119,080	96%
Services	5,051	6%	4,797	4%
Total Revenue	90,011	100%	123,877	100%